Convertible debentures (Schedule of detailed information about consolidated financial statements) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 2,995,644	$ 1,818,214
Interest payable	796,420	634,188
Convertible debentures	3,792,064	2,452,402
Derivative liability	641,299	787,081
Equity component of convertible debentures	793,140	14,004
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	1,179,603	1,169,921	$ 1,099,818
Interest expense	469,425	495,809	441,369
(Gain) loss on revaluation of derivative liabilities	(409,607)	(2,547,192)	(769,920)
(Gain) loss on conversion of convertible debentures	94,326	(9,506)	96,484
(Gain) loss on repayment of convertible debentures	(47,877)
(Gain) loss on extinguishment of convertible debentures	$ 200,650	$ 1,018,928	(127,409)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares			608,000
Amount of interest converted to common shares			$ 28,661
Number of common shares issued on conversion of convertible debentures	26,443,820	15,611,852	44,237,644
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 63,490	$ 600,962	$ 173,721
Amount of interest repaid in cash	88,465	87,266	155,690
USD denominated debentures with equity components [Member]
Loan Principal
Loan principal outstanding	$ 1,205,144	$ 1,037,782
Terms of Loan
Effective annual interest rate	24.00%	24.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 1,203,478	$ 1,036,124
Interest payable	380,360	332,605
Convertible debentures	1,583,838	1,368,729
Derivative liability	0	0
Equity component of convertible debentures	793,140	14,004
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	28,000	28,001	37,934
Interest expense	230,058	236,519	194,091
(Gain) loss on revaluation of derivative liabilities	0	0	0
(Gain) loss on conversion of convertible debentures	0	0	0
(Gain) loss on repayment of convertible debentures	0
(Gain) loss on extinguishment of convertible debentures	(28,007)	0	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0	0	20,000
Amount of interest converted to common shares	$ 0	$ 30,200	$ 447
Number of common shares issued on conversion of convertible debentures	0	1,118,519	511,175
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 0	$ 205,100	$ 0
Amount of interest repaid in cash	$ 14,941	$ 25,101	60,918
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%
Conversion price to common shares	$ 0.03	$ 0.03
Remaining life (in months)	0 months	0 months
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%
Conversion price to common shares	$ 0.07	$ 0.07
Remaining life (in months)	6 months	6 months
CDN denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 2,321,755	$ 1,989,187
Consolidated Statements of Financial Position
Carrying value of loan principal	1,661,742	609,924
Interest payable	389,617	269,455
Convertible debentures	2,051,359	879,379
Derivative liability	439,194	557,322
Equity component of convertible debentures	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	1,086,385	1,003,613	723,641
Interest expense	232,211	226,520	215,923
(Gain) loss on revaluation of derivative liabilities	(379,736)	(2,718,409)	(590,625)
(Gain) loss on conversion of convertible debentures	0	(47,356)	0
(Gain) loss on repayment of convertible debentures	(661)
(Gain) loss on extinguishment of convertible debentures	99,078	1,360,536	(10,919)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0	100,000	35,000
Amount of interest converted to common shares	$ 0	$ 160,064	$ 1,168
Number of common shares issued on conversion of convertible debentures	0	7,744,774	731,440
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 7,490	$ 31,492	$ 93,721
Amount of interest repaid in cash	$ 73,524	$ 36,052	93,005
CDN denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%
Effective annual interest rate	22.00%	13.00%
Conversion price to common shares	$ 0.05	$ 0.05
Remaining life (in months)	0 months	0 months
CDN denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%
Effective annual interest rate	131.00%	28735624.00%
Conversion price to common shares	$ 0.08	$ 0.08
Remaining life (in months)	10 months	6 months
USD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 347,700	$ 468,600
Consolidated Statements of Financial Position
Carrying value of loan principal	130,424	172,166
Interest payable	26,443	32,128
Convertible debentures	156,867	204,294
Derivative liability	202,105	229,759
Equity component of convertible debentures	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	65,218	138,307	338,244
Interest expense	7,156	32,770	31,355
(Gain) loss on revaluation of derivative liabilities	(29,871)	171,217	(179,295)
(Gain) loss on conversion of convertible debentures	94,326	37,850	96,484
(Gain) loss on repayment of convertible debentures	(47,216)
(Gain) loss on extinguishment of convertible debentures	129,579	(341,608)	(116,490)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	712,100	284,000	553,000
Amount of interest converted to common shares	$ 12,680	$ 6,700	$ 27,046
Number of common shares issued on conversion of convertible debentures	26,443,820	6,748,559	42,995,029
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 56,000	$ 364,370	$ 80,000
Amount of interest repaid in cash	$ 0	$ 26,113	$ 1,767
USD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	2.00%	2.00%
Effective annual interest rate	24.00%	0.00%
Remaining life (in months)	0 months	0 months
USD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	4.00%	10.00%
Effective annual interest rate	5803.00%	5525.00%
Remaining life (in months)	11 months	10 months